Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,319,002	¥ 1,347,093
Additions	243,110	166,833
Acquisition of subsidiaries and businesses	198
Disposals	(19,672)	(18,844)
Depreciation	(139,165)	(138,873)
Impairment losses	(3,815)	(5,461)	¥ (4,168)
Exchange differences	14,609	(2,402)
Others	(43,697)	(29,344)
Carrying amount, ending balance	1,370,570	1,319,002	1,347,093
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,443,949	2,459,810
Carrying amount, ending balance	2,555,017	2,443,949	2,459,810
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,124,947)	(1,112,717)
Carrying amount, ending balance	(1,184,447)	(1,124,947)	(1,112,717)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	468,319	475,296
Additions	10,002	1,856
Acquisition of subsidiaries and businesses
Disposals	(8,970)	(8,037)
Depreciation
Impairment losses	(769)	(506)
Exchange differences	454	(612)
Others	942	322
Carrying amount, ending balance	469,978	468,319	475,296
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	475,388	484,383
Carrying amount, ending balance	476,702	475,388	484,383
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(7,069)	(9,087)
Carrying amount, ending balance	(6,724)	(7,069)	(9,087)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	335,181	335,180
Additions	35,244	25,813
Acquisition of subsidiaries and businesses	1
Disposals	(1,637)	(3,435)
Depreciation	(22,975)	(23,023)
Impairment losses	(2,470)	(3,277)
Exchange differences	1,534	(275)
Others	8,686	4,198
Carrying amount, ending balance	353,564	335,181	335,180
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	833,636	831,805
Carrying amount, ending balance	864,899	833,636	831,805
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(498,455)	(496,625)
Carrying amount, ending balance	(511,335)	(498,455)	(496,625)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	366,569	397,746
Additions	68,807	64,596
Acquisition of subsidiaries and businesses
Disposals	(6,800)	(4,097)
Depreciation	(86,766)	(87,449)
Impairment losses		(92)
Exchange differences	7,191	(1,536)
Others	2,612	(2,599)
Carrying amount, ending balance	351,613	366,569	397,746
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	639,685	663,825
Carrying amount, ending balance	667,204	639,685	663,825
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(273,116)	(266,079)
Carrying amount, ending balance	(315,591)	(273,116)	(266,079)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	148,933	138,871
Additions		74,568
Acquisition of subsidiaries and businesses	197
Disposals	(2,265)	(3,275)
Depreciation	(29,424)	(28,401)
Impairment losses	(576)	(1,586)
Exchange differences	5,430	21
Others	(55,937)	(31,265)
Carrying amount, ending balance	195,415	148,933	138,871
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	495,240	479,797
Carrying amount, ending balance	546,212	495,240	479,797
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(346,307)	(340,926)
Carrying amount, ending balance	¥ (350,797)	¥ (346,307)	¥ (340,926)